Stock Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended				6 Months Ended
	Jan. 29, 2011	Jul. 02, 2011 years	Apr. 02, 2011	Jun. 26, 2010	Mar. 27, 2010	Jul. 02, 2011 months years	Jun. 26, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Term of Grant		10
Stock Option Plan Expense		$ 0.4		$ 0.7		$ 0.9	$ 1.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		4.4		10.6		21.2	12.9
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3.0				2.6
Restricted Stock Expense		2.7		1.9		5.8	3.9
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		22.9				22.9
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						6.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term						5.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Shares Subject to Option, Balance at December 25, 2010	3,535,204		3,535,204			3,535,204
Outstanding Weighted Average Exercise Price Per Share, Balance at December 25, 2010	$ 27.43		$ 27.43			$ 27.43
Exercisable Shares Subject to Option Exercisable at End of Period, Balance at December 25, 2010	2,591,135		2,591,135			2,591,135
Exercisable Weighted Average Exercise Price Per Share, Balance at December 25, 2010	$ 23.69		$ 23.69			$ 23.69
Outstanding Shares Subject to Option, Granted						0
Outstanding Weighted Average Exercise Price Per Share, Granted		$ 0.00				$ 0.00
Outstanding Shares Subject to Option, Expired/Forfeited						(2,484)
Outstanding Weighted Average Exercise Price Per Share, Expired/Forfeited						$ 48.30
Outstanding Shares Subject to Option, Exercised						(629,212)
Outstanding Weighted Average Exercise Price Per Share, Exercised		$ 22.17				$ 22.17
Outstanding Shares Subject to Option, Balance at July 2, 2011		2,903,508				2,903,508
Outstanding Weighted Average Exercise Price Per Share, Balance at July 2, 2011		$ 28.55				$ 28.55
Exercisable Shares Subject to Option Exercisable at End of Period, Balance at July 2, 2011		2,004,974				2,004,974
Exercisable Weighted Average Exercise Price Per Share, Balance at July 2, 2011		$ 24.08				$ 24.08
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Outstanding, Granted			101,000		6,255
Weighted Average Grant Date Fair Value, Granted			$ 56.67		$ 42.54
Time-Vested Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		one		one
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Outstanding, Granted		18,707		24,180
Weighted Average Grant Date Fair Value, Balance at July 2, 2011		$ 66.05		$ 47.05		$ 66.05	$ 47.05
Performance-Vested Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Outstanding, Granted			73,975		61,400
Share-based Compensation Arrangement, Maximum Actual Payout As Percentage Of Shares Initially Granted						150.00%
Restricted Stock, Restricted Stock Units and Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value		$ 1.6		$ 2.2		$ 11.2	$ 7.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Outstanding, Balance at December 25, 2010	987,739		987,739			987,739
Weighted Average Grant Date Fair Value, Balance at December 25, 2010	$ 25.86		$ 25.86			$ 25.86
Shares Outstanding, Granted						193,682
Weighted Average Grant Date Fair Value, Granted						$ 56.85
Shares Outstanding, Performance Share Adjustments						7,048
Weighted Average Grant Date Fair Value, Performance Share Adjustments						$ 54.76
Shares Outstanding, Vested						(213,300)
Weighted Average Grant Date Fair Value, Vested						$ 23.14
Shares Outstanding, Forfeited						(5,170)
Weighted Average Grant Date Fair Value, Forfeited		$ 35.38				$ 35.38
Shares Outstanding, Balance at July 2, 2011		969,999				969,999
Weighted Average Grant Date Fair Value, Balance at July 2, 2011		$ 32.94				$ 32.94